Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) from continuing operations	$ (13,084,038)	$ (4,101,097)	$ (4,293,327)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Gain from disposal of discontinued operations			(3,164,802)
Share-based compensation		391,625	55,468
Provision for doubtful accounts	8,274,526
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(8,097,742)
Prepayments and other assets	(95,151)	(16,530)	(154,653)
Inventories	6,109,372	(7,795,822)
Accounts payable, accrued expenses and other current liabilities	712,885	148,540	(40,618)
Received in advance	194,376
Taxes payable	3,190	92,816
Net cash used in continuing operations	(5,982,582)	(11,280,468)	(7,597,932)
Net cash provided by discontinued operations	2,729,242	2,652,097	17,656,402
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(3,253,340)	(8,628,371)	10,058,470
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations	(1,528,918)	(20,000,000)
Cash received from loan repayments	20,000,000
Net cash provided by (used in) continuing operations	18,471,082	(20,000,000)
Net cash provided by (used in) discontinued operations		36,140	(662)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	18,471,082	(19,963,860)	(662)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options			5
Repayments of loans due to related parties	(27,513,848)
Proceeds from private placement		10,017,200
Repayments of unsecured senior notes		(10,000,000)	(10,000,000)
Amounts due to (from) related parties		9,086,804	14,628,572
Net cash provided by (used in) continuing operations	(27,513,848)	9,104,004	4,628,577
Net cash provided by (used in) discontinued operations		25,677,113	(13,665,800)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(27,513,848)	34,781,117	(9,037,223)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(436,513)	607,717	3,182,926
NET INCREASE (DECREASE) IN CASH	(12,732,619)	6,796,603	4,203,511
CASH AND CASH EQUIVALENTS – beginning of year	21,925,322	15,128,719	10,925,208
CASH AND CASH EQUIVALENTS – end of year	9,192,703	21,925,322	15,128,719
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period	1,268,235	3,495,335	13,645,234
Cash and cash equivalents, restricted cash of continuing operations, at end of period	7,924,468	18,429,987	1,483,485
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	17,549	92,816
Cash paid for interest	$ 336,593	676,894	$ 2,114,388
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Accrued lease liabilities